Submission	Nov. 05, 2025
Submission [Line Items]
Central Index Key	0001978024
Registrant Name	Apollo S3 Private Markets Fund
Form Type	SC TO
Submission Type	SC TO-I/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A